EARNINGS (LOSS) PER ORDINARY SHARE - Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings (loss) per ordinary share
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity	$ 1,004	$ (235)	$ 233
Weighted average number of ordinary shares (in shares)	430,131,931	421,105,111	420,197,062
Basic earnings (loss) per ordinary share (USD per share)	$ 2.33	$ (0.56)	$ 0.55
Diluted earnings (loss) per ordinary share
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	$ 1,004	$ (235)	$ 233
Diluted weighted average number of shares (in shares)	430,917,455	421,105,111	420,869,866
Diluted earnings (loss) per ordinary share (USD per share)	$ 2.33	$ (0.56)	$ 0.55